Leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Average remaining term of lease	11 years 8 months 12 days	8 years 9 months 18 days
Lease rental income	$ 457,039	$ 409,009	$ 302,262
Investment property rental income	375,832	340,746	300,541
Income from variable lease payments	$ 113,805	$ 225,506	$ 162,172